PEGASUS CASH MANAGEMENT FUNDS

                          U.S. Government Securities
                             Cash Management Fund

                                Treasury Prime
                             Cash Management Fund

                             Cash Management Fund

                      S E M I - A N N U A L  R E P O R T

                                June 30, 1997

Please Read Carefully: This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

SHARES OF THE TRUST ARE NOT BANK DEPOSIT OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, FIRST CHICAGO NBD CORPORATION OR
IT AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY, INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE
LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

                        Pegasus Cash Management Funds

                Table of Contents

Letter to Shareholders ..............................    1
Statements of Assets and Liabilities ................    2
Statements of Operations ............................    3
Statements of Changes in Net Assets .................    4
Portfolio of Investments ............................    6
Notes to Financial Statements .......................   13
Financial Highlights ................................   18



                              INVESTMENT ADVISER
          First Chicago NBD Investment Management Company (FCNIMCO)
                Three First National Plaza, Chicago, IL 60670

                                 DISTRIBUTOR
                             BISYS Fund Services
                              3435 Stelzer Road
                              Columbus, OH 43219

June 30, 1997

Dear Pegasus Shareholder,

      We are pleased to present your Semi-Annual Report for the Pegasus Cash Management Funds dated June 30, 1997. As of June 30, 1997 the seven-day annualized SEC yield for the following Pegasus Funds were:

                                                        Institutional   Services
                                                            Shares       Shares
                                                        -------------   --------
U.S. Government Securities Cash Management Fund .....        5.27%        5.03%
Treasury Prime Cash Management Fund .................        4.68%        4.43%
Cash Management Fund ................................        5.37%        5.13%

      This report contains the portfolios and financial statements for the Pegasus Cash Management Funds. All of the Funds purchase high quality money market securities in accordance with their investment objective and respective management policies.

      As of June 30, 1997, the Pegasus U.S. Government Cash Management Fund, the Pegasus Treasury Prime Cash Management Fund, and the Pegasus Cash Management Fund were each assigned a "AAAm" rating by Standard & Poor's Rating Group and a "Aaa" rating by Moody's Investors Service, Inc. These ratings reflect the Funds capacity to maintain principal and limit exposure to loss. These ratings are historical and are based upon the Cash Management Funds' credit quality, market price exposure and management. It signifies that the Cash Management Funds' safety is excellent and that it has a superior capacity to maintain a $1.00 net asset value per share.

      The investment advisor to the Pegasus Funds, First Chicago NBD Investment Management Company, brings you the expertise and heritage of an institution that has been managing money for over 100 years. We thank you for the confidence you have expressed by investing in the Pegasus Funds. We will continue to earn your trust by pursuing an investment strategy which seeks to provide competitive yields while protecting the value of your principal.



/s/ Deborah Edwards

Deborah Edwards
Managing Director
First Chicago NBD Investment Management Company

Pegasus Cash Management Funds
------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
------------------------------------------------------------------------------

                                                    U.S. Government    Treasury Prime
                                                    Securities Cash   Cash Management   Cash Management
                                                    Management Fund         Fund              Fund
                                                    ------------------------------------------------------
ASSETS:
Investments in securities:
  At cost                                             $744,690,981     $186,008,742     $871,479,228
==========================================================================================================
  At amortized cost                                   $745,815,383     $186,483,085     $872,930,104
Cash                                                             8              969              639
Interest receivable                                      3,884,783          956,964        5,387,850
Deferred organization costs, net                            82,070           50,019           88,900
Prepaids and other                                           3,347           20,009           34,467
----------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                       749,785,591      187,511,046      878,441,960
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment advisory fees                           122,286           43,538          113,275
Accrued administration fees                                 91,714           33,043           84,956
Shareholder service fees payable (Service Shares)           53,889           46,950           62,672
Accrued custodian fees                                      21,880            1,868            1,158
Dividends payable                                        3,123,814          934,102        2,670,744
Other payable and accrued expenses                         138,278            2,564           11,141
----------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                    3,551,861        1,062,065        2,943,946
---------------------------------------------------------------------------------------------------------
    NET ASSETS                                        $746,233,730     $186,448,981     $875,498,014
==========================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
Institutional Shares:
  Net assets                                          $511,118,825     $ 18,999,338     $532,371,071
  Capital shares                                       511,528,284       19,000,459      532,530,060
----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share      $       1.00    $        1.00     $       1.00
==========================================================================================================
Service Shares:
  Net assets                                          $235,114,905     $167,449,643     $343,126,943
  Capital shares                                       235,216,796      167,451,365      343,169,840
----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share      $       1.00     $       1.00     $       1.00
==========================================================================================================
NET ASSETS CONSIST OF:
  Capital shares (unlimited number of shares
    authorized, par value $.01 per share)             $  7,467,451     $  1,865,518     $  8,756,999
  Additional paid-in capital                           739,277,630      184,586,306      866,942,915
  Accumulated undistributed net realized losses           (511,351)          (2,843)        (201,900)
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                      $746,233,730     $186,448,981     $875,498,014
==========================================================================================================

                      See notes to financial statements.

Pegasus Cash Management Funds
-----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                U.S. Government    Treasury Prime
                                                Securities Cash   Cash Management   Cash Management
                                                Management Fund         Fund              Fund
                                                -------------------------------------------------------
INVESTMENT INCOME:                                $17,718,972        $6,369,504       $18,211,015
                                                  -----------        ----------       -----------
EXPENSES:
  Investment advisory fee                             641,177           251,118           648,673
  Administration fees                                 480,883           188,338           486,504
  Services plan fees (Service Shares)                 288,383           260,692           317,329
  Custodial fees                                        3,640             4,977             4,840
  Registration fees and filing fees                     5,155             7,677             3,671
  Professional fees                                     7,421            16,471            11,560
  Amortization of deferred organization costs          15,928            12,670            17,195
  Other expenses                                        9,192            17,509            63,183
  Less: Expense reimbursements                        (46,461)          (54,238)         (104,295)
-------------------------------------------------------------------------------------------------------
    NET EXPENSES                                    1,405,318           705,214         1,448,660
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              16,313,654         5,664,290        16,762,355
-------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS              4,536            (5,091)               --
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $16,318,190        $5,659,199       $16,762,355
=======================================================================================================

                       See notes to financial statements.

Pegasus Cash Management Funds
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                            U.S. Government Securities
                                                               Cash Management Fund
                                                  ---------------------------------------------
                                                       Six Months Ended
                                                          June 30, 1997       Year Ended
                                                           (Unaudited)      Dec. 31, 1996
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income                                   $   16,313,654    $   28,593,227
  Net realized gains on investments                                4,536             8,700
-----------------------------------------------------------------------------------------------
  Net increase in net assets from operations                  16,318,190        28,601,927
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Institutional Shares                                       (10,644,446)      (21,389,317)
  Service Shares                                              (5,669,208)       (7,203,910)
-----------------------------------------------------------------------------------------------
  Total distributions to shareholders                        (16,313,654)      (28,593,227)
-----------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                2,598,846,562     4,081,677,457
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                373,953         1,174,078
-----------------------------------------------------------------------------------------------
                                                           2,599,220,515     4,082,851,535
  Less: payments for shares redeemed                      (2,429,199,892)   (4,052,046,110)
-----------------------------------------------------------------------------------------------
  Net increase in net assets from capital share
     transactions                                            170,020,623        30,805,425
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                   170,025,159        30,814,125
NET ASSETS:
  Beginning of period                                        576,208,571       545,394,446
-----------------------------------------------------------------------------------------------
  End of period                                           $  746,233,730    $  576,208,571
===============================================================================================

                      See notes to financial statements.

Pegasus Cash Management Funds
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
------------------------------------------------------------------------------

                                                                  Treasury Prime
                                                               Cash Management Fund                 Cash Management Fund
                                                        --------------------------------------------------------------------------
                                                        Six Months Ended                     Six Months Ended
                                                          June 30, 1997       Year Ended       June 30, 1997       Year Ended
                                                           (Unaudited)      Dec. 31, 1996       (Unaudited)      Dec. 31, 1996
                                                        --------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income                                   $    5,664,290    $   10,125,658     $   16,762,355   $    28,131,525
  Net realized gains (losses) on investments                      (5,091)            4,248                 --               (32)
----------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets from operations                   5,659,199        10,129,906         16,762,355        28,131,493
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
  Institutional Shares                                          (907,345)       (1,717,216)       (10,373,186)      (21,315,342)
  Service Shares                                              (4,756,945)       (8,408,442)        (6,389,169)       (6,816,183)
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders                         (5,664,290)      (10,125,658)       (16,762,355)      (28,131,525)
----------------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                1,323,981,292     2,257,327,819      2,957,832,754     3,601,197,069
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                124,996           490,552          2,044,268         2,720,665
----------------------------------------------------------------------------------------------------------------------------------
                                                           1,324,106,288     2,257,818,371      2,959,877,022     3,603,917,734
  Less: payments for shares redeemed                      (1,422,812,620)   (2,117,229,794)    (3,202,574,470)   (2,996,599,096)
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from capital
    share transactions                                       (98,706,332)      140,588,577       (242,697,448)      607,318,638
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                        (98,711,423)      140,592,825       (242,697,448)      607,318,606
NET ASSETS:
  Beginning of period                                        285,160,404       144,567,579      1,118,195,462       510,876,856
----------------------------------------------------------------------------------------------------------------------------------
  End of period                                           $  186,448,981    $  285,160,404     $  875,498,014   $ 1,118,195,462
==================================================================================================================================

                      See notes to financial statements.

Pegasus U.S. Government Securities Cash Management Fund
-----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                           Amortized
                                                               Face           Cost
                     Description                              Amount        (Note 2)
                     -----------                              ------       ---------
TEMPORARY CASH INVESTMENTS -- 66.35%
  Barclay de Zoete Wedd Sec., Inc., Revolving
    Repurchase Agreement, 5.90%, 7/1/97, (secured
    by U.S. Treasury obligations with maturities
    ranging from 10/2/97 to 2/15/07 at various
    interest rates ranging from 0.00% to 7.25%, all
    held at The Bank of New York) .........................   $ 31,868,000  $ 31,868,000
  First Union Capital Markets Treasury, Revolving
    Repurchase Agreement, 0.00%, 7/1/97 (secured by U.S.
    Treasury Notes with maturities ranging from 6/30/98
    through 6/30/99 at various interest rates ranging
    from 6.00% to 6.25%, all held at Bankers Trust
    Company) ..............................................     25,000,000    25,000,000
  Greenwich Capital Markets, Revolving Repurchase
    Agreement, 6.00%, 7/1/97 (secured by U.S. Treasury
    Notes with maturities ranging from 8/15/97 through
    5/15/07, at various interest rates ranging from
    0.00% to 12.00%, all held at Chase Bank) ..............     27,000,000    27,000,000
  H.S.B.C. Treasury Inc., Revolving Repurchase
    Agreement, 5.90%, 7/1/97 (secured by various U.S.
    Treasury Notes with maturities ranging from 11/15/01
    through 8/15/04, at various interest rates ranging
    from 5.875% to 7.50%, all held at Chase Bank) .........     15,000,000    15,000,000
  Lehman Brothers, Inc., Revolving Repurchase
    Agreement, 6.10%, 7/1/97 (secured by various U.
    S. Treasury and Agency obligations with
    maturities ranging from 7/1/97 through 5/1/04 at
    various interest rates ranging from 0.00% to
    13.00%, all held at Chase Bank) .......................    143,000,000   143,000,000
  NationsBank Capital Markets, Inc., Revolving
    Repurchase Agreement 0.00%, 7/1/97 (secured by
    various U.S. Treasury Notes with maturities ranging
    from 8/15/02 through 5/15/07 at various interest
    rates ranging from 5.625% to 7.875%, all held at
    Chemical Bank) ........................................     23,000,000    23,000,000
  Prudential Securities Agency, Inc., Revolving
    Repurchase Agreement, 6.15%, 7/1/97 (secured by
    various U.S. Treasury and Agency obligations with
    maturities ranging from 7/2/97 through 6/26/07 at
    various interest rates ranging from 0.00% to
    8.20%, all held at The Bank of New York) ..............    100,000,000   100,000,000



                                      6



  Nomura Securities Inc., Revolving Repurchase
    Agreement, 6.10%, 7/1/97 (secured by various
    Government Agency obligations with maturities
    ranging from 12/31/97 through 6/1/04 at various
    interest rates ranging from 5.875% to 7.83%, all
    held at The Bank of New York) .........................    100,000,000   100,000,000
  Smith Barney Inc., Revolving Repurchase Agreement,
    6.07%, 7/1/97 (secured by various Government
    obligations with maturities ranging from 2/03/97
    through 11/20/06 at various interest rates ranging
    from 5.00% to 8.00%, all held at The Bank
    of New York) ..........................................     30,000,000    30,000,000
                                                                             -----------
                                                                             494,868,000
                                                                             -----------

AGENCY OBLIGATIONS -- 33.65%
  Federal Farm Credit Bank, 5.85%, 8/1/97 .................      2,000,000     2,000,039
  Federal Farm Credit Consolidated Bond, 5.51%,
    1/2/98 ................................................      4,500,000     4,495,741
  Federal Farm Credit Consolidated Bond, 5.45%,
    3/3/98 ................................................      5,000,000     4,991,085
  Federal Home Loan Bank:
      5.44%, 12/02/97 .....................................     11,000,000    10,996,135
      5.681%, 01/13/98 ....................................      8,000,000     7,999,356
      5.73%, 01/27/98 .....................................      7,000,000     6,998,993
      6.54%, 05/11/98 .....................................      2,000,000     2,007,800
  Federal Home Loan Mortgage Corp., 5.19%, 3/11/98 ........      6,600,000     6,563,099
  Federal Home Loan Mortgage Corp., 5.735%, 3/18/98 .......      6,000,000     5,989,394
  Federal Home Loan Mortgage Corp. Discount Notes:
      5.51%, 07/17/97 .....................................     10,000,000     9,975,511
      5.55%, 07/23/97 .....................................     25,000,000    24,915,208
      5.51%, 07/28/97 .....................................     25,000,000    24,896,688
      5.535%, 08/05/97 ....................................     10,000,000     9,946,188
      5.485%, 09/04/97 ....................................     20,000,000    19,801,931
  Federal National Mortgage Assn. Discount Notes:
      5.48%, 07/17/97 .....................................     25,000,000    24,939,111
      5.49%, 09/05/97 .....................................     20,000,000    19,798,700


                                      7




 Federal National Mortgage Assn. Medium Term Notes:
      5.64%, 09/03/97 .....................................      5,000,000     4,999,854
      5.83%, 09/15/97 .....................................      7,500,000     7,500,662
      5.55%, 10/17/97 .....................................      4,200,000     4,197,651
      5.40%, 12/05/97 .....................................     10,000,000     9,990,894
      5.50%, 02/18/98 .....................................      4,000,000     3,990,976
      5.79%, 03/25/98 .....................................     18,000,000    17,971,841
      5.71%, 06/23/98 .....................................      5,000,000     4,993,692
  Student Loan Marketing Assn., 5.86%, 6/10/98 ............     11,000,000    10,986,834
                                                                            ------------
                                                                             250,947,383
                                                                            ------------
 TOTAL INVESTMENTS ........................................                 $745,815,383
                                                                            ============

                           See notes to financial statements.

Pegasus Treasury Prime Cash Management Fund
-----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                           Amortized
                                                               Face           Cost
                     Description                              Amount        (Note 2)
                     -----------                              ------       ---------
U.S. TREASURY SECURITIES -- 100.00%
  U.S. Treasury Bills:
      4.99%, 7/3/97 .......................................   $ 14,578,000  $ 14,574,214
      4.99%, 7/10/97 ......................................     38,996,000    38,949,916
      4.82%, 7/17/97 ......................................     14,750,000    14,720,233
      4.64%, 7/24/97 ......................................     31,102,000    31,006,833
      5.14%, 8/7/97 .......................................      4,547,000     4,524,181
      5.045%, 8/14/97 .....................................      6,443,000     6,403,272
      5.3125%, 8/21/97 ....................................     18,654,000    18,525,540
      5.285%, 1/08/98 .....................................      4,000,000     3,888,810
      5.49%, 4/30/98 ......................................      4,092,000     3,903,183
  U.S. Treasury Notes:
      5.50%, 07/31/97 .....................................     25,000,000    25,005,178
      6.50%, 08/15/97 .....................................      8,000,000     8,005,479
      5.75%, 09/30/97 .....................................      2,000,000     2,000,691
      5.125%, 03/31/98 ....................................      7,000,000     6,963,324
      5.875%, 04/30/98 ....................................      3,000,000     2,996,192
      6.125%, 05/15/98 ....................................      5,000,000     5,016,039
                                                                            ------------
TOTAL INVESTMENTS .........................................                 $186,483,085
                                                                            ============

                           See notes to financial statements.

Pegasus Cash Management Fund
-----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                           Amortized
                                                               Face           Cost
                     Description                              Amount        (Note 2)
                     -----------                              ------       ---------
TEMPORARY CASH INVESTMENTS -- 18.26%
  Barclay de Zoete Wedd Sec., Inc., Revolving
    Repurchase Agreement, 5.90%, 7/1/97 (secured by
    U.S. Treasury obligations with maturities ranging
    from 10/02/97 through 2/15/07 at various
    interest rates ranging from 0.00% to 7.25%, all
    held at The Bank of New York) .........................   $ 31,407,000  $ 31,407,000
  Lehman Brothers, Inc., Revolving Repurchase
    Agreement, 6.10%, 7/1/97 (secured by various U.S.
    Treasury and Agency obligations with maturities
    ranging from 7/1/97 through 5/1/04 at various
    interest rates ranging from 0.00% to 13.00%, all
    held at Chase Bank) ...................................     79,000,000    79,000,000
  Prudential Securities Agency, Revolving Repurchase
    Agreement, 6.15%, 7/1/97 (secured by U.S. Treasury
    and Agency obligations with maturities ranging from
    7/2/97 through 6/26/07 at various interest rates
    ranging from 0.00% to 8.20%, all held at The Bank of
    New York) .............................................     49,000,000    49,000,000
                                                                            ------------
                                                                             159,407,000
                                                                            ------------
COMMERCIAL PAPER -- 20.31%
  Banca Serafin S.A., 5.40%, 8/7/97 .......................     10,000,000     9,944,500
  Barton Capital Corp., 5.36%, 1/10/97 ....................     20,000,000    19,950,489
  Central Corp Credit Union, 5.57%, 7/14/97 ...............      5,000,000     4,989,943
  Greenwich Funding Corp., 5.58%, 7/7/97 ..................     15,000,000    14,986,050
  Matson Navigation Co., 5.58%, 7/23/97 ...................     10,000,000     9,965,900
  Mont Blanc Capital Corp., 5.57%, 7/9/97 .................      9,363,000     9,351,411
  National Rural Util Coop., 5.57%, 7/1/97 ................     15,000,000    15,000,000
  Rank Xerox Capital Corp., 5.62%, 7/10/97 ................     10,000,000     9,985,950
  Rtz America Inc., 5.65%, 8/4/97 .........................      8,500,000     8,454,643
  Safeco Credit Co., 5.59%, 8/11/97 .......................     20,000,000    19,872,672
  Sigma Finance Inc:
      5.35%, 7/7/97 .......................................     20,000,000    19,982,167
      5.60%, 9/15/97 ......................................     10,000,000     9,881,778
  St. Michael Finance LTD., 5.60%, 7/8/97 .................     15,000,000    14,983,667
  Windmill Funding Corp., 5.58%, 7/21/97 ..................     10,000,000     9,969,000
                                                                            ------------
                                                                             177,318,170
                                                                            ------------


                                     10



NOTES -- 14.33%
  Federal National Mortgage Assn., Medium Term Note,
    5.48%, 1/2/98 .........................................      7,000,000     6,992,495
  General Electric Engine Rec. Trust Note, (V/R),
    2/14/00 ...............................................     12,297,068    12,297,068
  Kalamazoo Funding Co. LLC, Series B, (V/R),
    12/01/26 ..............................................      3,870,000     3,870,000
  Kalamazoo Funding Co. LLC, Series A, (V/R),
    12/01/26 ..............................................      4,730,000     4,730,000
  KBL Capital Funding, Series A, (V/R), 5/01/27 ...........      3,000,000     3,000,000
  Morgan Guaranty Trust Co., 5.965%, 6/22/98 ..............     10,000,000     9,996,735
  New York Life Insurance Company*, Funding
    Agreement (V/R), 10/14/97 .............................     20,000,000    20,000,000
  Oak Crest Homes, Inc., Demand Note, 5.68%, 11/01/26 .....      8,385,000     8,385,000
  Shepherd Capital LLC Note, (V/R), 10/01/46 ..............      8,800,000     8,800,000
  Sigma Financial, Medium Term Note, 6.25%, 4/07/98 .......     10,000,000    10,000,000
  The Travelers Insurance Company*, Funding Agreement
    (V/R), 11/06/97 .......................................     18,000,000    18,000,000
  Wilmington Trust Co., Series B Amtrak 93-B, (V/R),
    1/01/13 ...............................................     19,000,000    19,000,000
                                                                            ------------
                                                                             125,071,298
                                                                            ------------
 CERTIFICATES OF DEPOSIT -- 12.37%
  Abbey National Treas., Bank Note, 5.50%, 11/21/97 .......     10,000,000     9,996,077
  Bank of America, Bank Note, 5.52%, 11/21/97 .............     10,000,000     9,997,932
  Canadian Imperial Bank of Commerce, 5.685%, 3/2/98 ......      5,000,000     4,995,681
  Deutsche Bank, 6.43%, 4/24/98 ...........................      9,000,000     8,988,694
  Dresdner Bank AG, 5.60%, 7/3/97 .........................     10,000,000    10,000,000
  Lasalle National Bank, 5.96%, 2/25/98 ...................     15,000,000    15,000,000
  National Australia Bank, Bank Note, 5.80%, 10/3/97 ......      9,975,000     9,974,754
  Republic Mase Australia, Bank Note, 5.65%, 10/31/97 .....     12,000,000    12,002,757
  Societe Generale:
      5.80%, 8/26/97 ......................................      6,000,000     6,000,000
      5.85%, 10/01/97 .....................................      6,000,000     6,000,262
  The Bank of New York, Bank Note, 6.10%, 5/22/98 .........     10,000,000     9,991,082
  The Westpac Banking Corp., 5.97%, 3/24/98 ...............      5,000,000     4,996,397
                                                                            ------------
                                                                             107,943,636
                                                                            ------------


                                     11



TIME DEPOSITS -- 34.73%
  Bank Brussels Lambert, 6.1875%, 7/1/97 ..................     35,000,000    35,000,000
  Bank of Tokyo-Mitsubishi Ltd., 6.25%, 7/1/97 ............     30,000,000    30,000,000
  Bank One N.A., 6.25%, 7/1/97 ............................     30,000,000    30,000,000
  Canadian Imperial Bank of Commerce, 6.375%, 7/1/97 ......     30,000,000    30,000,000
  Key Bank N.A., 6.50%, 7/1/97 ............................     42,000,000    42,000,000
  Midland Bank PLC, 6.50%, 7/1/97 .........................     39,190,000    39,190,000
  Royal Bank of Canada, 6.375%, 7/1/97 ....................     25,000,000    25,000,000
  Toronto Dominion Bank, 6.375%, 7/1/97 ...................     30,000,000    30,000,000
  Union Bank of Switzerland, 6.50%, 7/1/97 ................     42,000,000    42,000,000
                                                                            ------------
                                                                             303,190,000
                                                                            ------------
TOTAL INVESTMENTS .........................................                 $872,930,104
                                                                            ============

V/R -- Variable Rate
* -- Restricted Security (See Note 5)
                           See notes to financial statements.

Pegasus Cash Management Funds
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

(1)   General

      The Pegasus Funds (Pegasus), formerly "The Woodward Funds", was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940, as amended, (the Act) as an open-end investment company. As of June 30, 1997, Pegasus consisted of twenty-seven separate series of which there were three cash management funds (the Cash Management Funds or the Funds), as described below.

Pegasus Cash Management Fund
Pegasus Treasury Prime Cash Management Fund
Pegasus U.S. Government Securities Cash Management Fund

      The Cash Management Fund commenced operations on July 30, 1992, the Treasury Prime Cash Management Fund commenced operations on March 22, 1995, and the U.S. Government Securities Cash Management Fund commenced operations on June 2, 1992.

      First Chicago Corporation merged with NBD Bancorp. Inc. on December 1, 1995. First Chicago Investment Management Company, an affiliate of First Chicago Corporation, served as Investment Advisor to Prairie Institutional Funds, which included the Prairie U.S. Government Securities Cash Management, Prairie Treasury Prime Cash Management and Prairie Cash Management Funds. On July 13, 1996, pursuant to an Agreement and Plan of Reorganization which had received approval from the shareholders of such Funds, the assets of the Prairie Institutional Funds were transferred to the Pegasus U.S. Government Securities Cash Management, Pegasus Treasury Prime Cash Management and Pegasus Cash Management Funds, respectively, in exchange for shares of those funds. Prior to July 13, 1996, the Pegasus Cash Management Funds held no assets and had not yet commenced operations. The financial history contained herein therefore includes such history of the Prairie Cash Management Funds, which ceased operations as of July 12, 1996.

      The Cash Management Funds each offer two classes of shares, Institutional Shares and Service Shares. Institutional Shares and Service Shares are substantially the same except that Service Shares are subject to fees payable under a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Act (the Service Plan) at an annual rate of up to 0.25% of the average daily net asset value of the outstanding Service Shares.

(2)   Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Cash Management Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      Pursuant to Rule 2a-7 of the Act, the Cash Management Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

      Investment security purchases and sales are accounted for on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis.

      Pegasus invests in securities subject to repurchase agreements. First Chicago NBD Investment Management Company (FCNIMCO), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

      Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code, as amended (the
Code).

   Federal Income Taxes

      It is Pegasus' policy to comply with the requirements of Subchapter M of the Code, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

      As of December 31, 1996, the Cash Management Funds had capital loss carryforwards and related expiration dates as follows:


                         Fund                           2001      2002       2003      Total
                         ----                           ----      ----       ----      -----
U.S. Government Securities Cash Management Fund .....   $    --   $458,000   $58,000   $516,000
Cash Management Fund ................................    19,000    151,000    32,000    202,000

   Shareholder Dividends

      On each business day except those holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryfowards, it is the policy of each Fund not to distribute such gains.

   Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

   Expenses

      Expenses directly attributable to a Cash Management Fund are charged to that Cash Management Fund's operations; expenses which are applicable to all Cash Management Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them. Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the Funds or a change in expectations as to the level of actual expenses.

(3)   Capital Share Transactions

      Transactions in shares of the Cash Management Funds are summarized below (at $1.00 per share):

                                                            U.S. Government Securities
                                                               Cash Management Fund
                                                  ----------------------------------------
                                                        Six Months Ended
                                                          June 30, 1997      Year Ended
                                                           (Unaudited)      Dec. 31, 1996
                                                        ----------------    -------------

Institutional Shares:
  Shares issued .....................................     1,794,142,077     3,012,405,624
  Dividends reinvested ..............................           333,884         1,114,598
  Shares redeemed ...................................    (1,652,522,728)   (3,133,810,559)
                                                         --------------    --------------
  Net increase (decrease) ...........................       141,953,233      (120,290,337)
                                                      ==============    ==============
Service Shares:
  Shares issued .....................................       804,704,485     1,069,271,833
  Dividends reinvested ..............................            40,069            59,480
  Shares redeemed ...................................      (776,677,164)     (918,235,551)
                                                         --------------    --------------
  Net increase ......................................        28,067,390       151,095,762
                                                         ==============    ==============
Net increase in Fund ................................       170,020,623        30,805,425
                                                         ==============    ==============

                                                                   Treasury Prime
                                                               Cash Management Fund
                                                  ----------------------------------------
                                                        Six Months Ended
                                                          June 30, 1997      Year Ended
                                                           (Unaudited)      Dec. 31, 1996
                                                        ----------------    -------------
Institutional Shares:
  Shares issued .....................................       557,749,209       834,279,533
  Dividends reinvested ..............................           114,787           490,259
  Shares redeemed ...................................      (608,984,284)     (778,657,574)
                                                         --------------    --------------
  Net increase (decrease) ...........................       (51,120,288)       56,112,218
                                                         ==============    ==============
Service Shares:
  Shares issued .....................................       766,232,083     1,423,048,286
  Dividends reinvested ..............................            10,209               293
  Shares redeemed ...................................      (813,828,336)   (1,338,572,220)
                                                         --------------    --------------
  Net increase (decrease) ...........................       (47,586,044)       84,476,359
                                                         ==============    ==============
Net increase (decrease) in Fund .....................       (98,706,332)      140,588,577
                                                         ==============    ==============
                                                               Cash Management Fund
                                                  ----------------------------------------
                                                        Six Months Ended
                                                          June 30, 1997      Year Ended
                                                           (Unaudited)      Dec. 31, 1996
                                                        ----------------    -------------
Institutional Shares:
  Shares issued .....................................     1,949,909,450     2,462,204,127
  Dividends reinvested ..............................         2,044,268         2,719,445
  Shares redeemed ...................................    (2,305,528,946)   (1,968,098,976)
                                                         --------------    --------------
  Net increase (decrease) ...........................      (353,575,228)      496,824,596
                                                         ==============    ==============
Service Shares:
  Shares issued .....................................     1,007,923,304     1,138,992,942
  Dividends reinvested ..............................                --             1,220
  Shares redeemed ...................................      (897,045,524)   (1,028,500,120)
                                                         --------------    --------------
  Net increase ......................................       110,877,780       110,494,042
                                                         ==============    ==============
Net increase (decrease) in Fund .....................      (242,697,448)      607,318,638
                                                         ==============    ==============

(4)   Management Fee and Other Transactions With Affiliates

      Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each Cash Management Fund for an advisory fee at a annual rate of 0.20% of each Cash Management Fund's average daily net assets.

      Pegasus has entered into a Co-Administration Agreement with FCNIMCO and BISYS Fund Services (BISYS) (collectively the Co-Administrators) pursuant to which the Co-Administrators have agreed to assist in all aspects of each Cash Management Fund's operations for an administration fee at an annual rate of 0.15% of each Cash Management Fund's average daily net assets.

      For the period ended June 30, 1997, FCNIMCO agreed to limit each Cash Management Fund's expenses to an annual amount not to exceed 0.35% of average daily net assets for Institutional Shares and 0.60% of average daily net assets for Service Shares. As a result, the U.S. Government Securities Cash Management

Fund, Treasury Prime Cash Management Fund and Cash Management Fund were reimbursed for expenses of $46,461, $54,238 and $104,295, respectively.

      Pegasus has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Act. Under the terms of such Plan, each Fund pays BISYS, the Distributor, an annual fee of 0.25% of the average daily net assets of the outstanding Service Shares for advertising, marketing, and distributing each Cash Management Fund's Service shares and for the provision of certain services to the holders of Service Shares. The Distributor may make payments to others, including FCNIMCO, First Chicago NBD (FCNBD) and their affiliates, for the provision of these services. For the period ended June 30, 1997, the U.S. Government Securities Cash Management Fund, the Treasury Prime Cash Management Fund and the Cash Management Fund paid fees under the Service Plan in the amount of $288,383, $260,692, and $317,329, respectively.

      NBD Bank is also compensated for its services as Pegasus' custodian, and is reimbursed for certain out of pocket expenses incurred on behalf of Pegasus.

      Pegasus maintains an unfunded, nonqualified deferred compensation plan. The plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

(5)   Illiquid Securities

      The Pegasus Cash Management Funds may invest not more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid investments may include securities having legal or contactual restrictions on resale or no readily available market. At period ended June 30, 1997, the Pegasus Cash Management Fund owned the following restricted securities (constituting 4.4% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the directions of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                           Acquisition       Par       Value Per     6/30/97     Percentage of
                Security                       Date         Value         Unit        Value        Net Assets        Cost
----------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Company  .......     10/15/96    $20,000,000     $1.00     $20,000,000        2.3%       $20,000,000
Travelers Insurance Group  .............      11/7/96     18,000,000      1.00      18,000,000        2.1         18,000,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                   $38,000,000        4.4%       $38,000,000
----------------------------------------------------------------------------------------------------------------------------

Pegasus Cash Management Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout the Period


The Financial Highlights present a per share analysis of net investment income and distributions from net investment income for the Cash Management Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Cash Management Funds and other information for the periods presented.

                                                                                                       Increase Due
                                                                                                        to Capital
                                                              Net                                      Contribution
                                                           Realized                                      from an
                                                             Gains      Total Income    Distributions   Affiliate
                             Net Asset Value     Net       (Losses)         from          from Net       of the
                              Beginning of    Investment      on         Investment      Investment     Investment       Total
                                 Period         Income    Investments    Operations        Income         Adviser    Distributions
                              ----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
Institutional Shares
  For the period ended
    6/30/97 (Unaudited)        0.9988       0.0254        0.0003       0.0257          (0.0254)            --         (0.0254)
          1996                 0.9990       0.0502       (0.0002)      0.0500          (0.0502)            --         (0.0502)
          1995(1)              0.9989       0.0320        0.0001       0.0321          (0.0320)            --         (0.0320)
          1995                 0.9999       0.0492       (0.0010)      0.0482          (0.0492)            --         (0.0492)
          1994                 1.0000       0.0302       (0.0001)      0.0301          (0.0302)            --         (0.0302)
          1993(2)              1.0000       0.0319            --       0.0319          (0.0319)                       (0.0319)
Service Shares
  For the period ended
    6/30/97 (Unaudited)        0.9995       0.0241            --       0.0241          (0.0241)            --         (0.0241)
          1996                 0.9990       0.0478        0.0005       0.0483          (0.0478)            --         (0.0478)
          1995(1)              0.9989       0.0305        0.0001       0.0306          (0.0305)            --         (0.0305)
          1995(3)              1.0000       0.0199       (0.0011)      0.0188          (0.0199)            --         (0.0199)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY PRIME CASH MANAGEMENT FUND
Institutional Shares
  For the period ended
    6/30/97 (Unaudited)        0.9999       0.0234            --       0.0234          (0.0234)            --         (0.0234)
          1996                 1.0000       0.0474       (0.0001)      0.0473          (0.0474)            --         (0.0474)
          1995(4)              1.0000       0.0399            --       0.0399          (0.0399)            --         (0.0399)
Service Shares
  For the period ended
    6/30/97 (Unaudited)        1.0000       0.0222       (0.0001)      0.0221          (0.0222)            --         (0.0222)
          1996                 1.0000       0.0449            --       0.0449          (0.0449)            --         (0.0449)
          1995(4)              1.0000       0.0380            --       0.0380          (0.0380)            --         (0.0380)
----------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
Institutional Shares
  For the period ended
    6/30/97 (Unaudited)        0.9998       0.0258       (0.0001)      0.0257          (0.0258)            --         (0.0258)
          1996                 0.9996       0.0508        0.0002       0.0510          (0.0508)            --         (0.0508)
          1995(5)              0.9994       0.0277        0.0002       0.0279          (0.0277)            --         (0.0277)
          1995                 0.9993       0.0507       (0.0059)      0.0448          (0.0507)        0.0060         (0.0507)
          1994                 0.9999       0.0333       (0.0006)      0.0327          (0.0333)            --         (0.0333)
          1993(7)              1.0000       0.0297       (0.0001)      0.0296          (0.0297)            --         (0.0297)
Service Shares
  For the period ended
    6/30/97 (Unaudited)        0.9998       0.0245            --       0.0245          (0.0245)            --         (0.0245)
          1996                 0.9996       0.0484        0.0002       0.0486          (0.0484)            --         (0.0484)
          1995(5)              0.9994       0.0264        0.0002       0.0266          (0.0264)            --         (0.0264)
          1995(8)              1.0000       0.0245       (0.0006)      0.0239          (0.0245)            --         (0.0245)
----------------------------------------------------------------------------------------------------------------------------------

                           See page 20 for Notes to Financial Highlights.

                                                                           Ratio of            Ratio of Net
   Net                                                 Ratio of Net        Expenses          Investment Income
  Asset                    Net Asssets     Ratio of     Investment      to Average Net        to Average Net
  Value                       End of     Expenses to     Income to    Assets (Excluding           Assets
   End                        Period     Average Net    Average Net    Fee Waivers and    (Excluding Fee Waivers
of Period   Total Return  (000's Omitted)   Assets        Assets       Reimbursements)      and Reimbursements)
----------------------------------------------------------------------------------------------------------------------------------


  0.9991        5.14%+       511,119         0.35%+        5.09%+            0.36%+                5.08%+
  0.9988        5.15%        369,163         0.35%         5.09%             0.43%                 5.01%
  0.9990        3.24%++      489,395         0.35%+        5.46%+            0.42%+                5.39%+
  0.9989        5.03%        475,248         0.34%         4.94%             0.41%                 4.87%
  0.9999        3.06%        413,634         0.30%         3.02%             0.41%                 2.91%
  1.0000        3.25%++      264,527         0.02%+        3.10%+            0.49%+                2.63%+


  0.9995        4.88%+       235,115         0.60%+        4.82%+            0.61%+                4.96%+
  0.9995        4.89%        207,046         0.60%         4.84%             0.68%                 4.76%
  0.9990        3.09%++       56,000         0.60%+        5.17%+            0.69%+                5.08%+
  0.9989        2.01%++       16,702         0.57%+        5.48%+            0.66%+                5.39%+
----------------------------------------------------------------------------------------------------------------------------------



  0.9999        4.74%+        18,999         0.35%+        4.67%+            0.40%+                4.62%+
  0.9999        4.86%         70,120         0.35%         4.84%             0.46%                 4.73%
  1.0000        4.06%++       14,008         0.35%+        5.16%+            1.23%+                4.28%+


  0.9999        4.48%+       167,450         0.60%+        4.44%+            0.64%+                4.40%+
  1.0000        4.60%        215,040         0.60%         4.59%             0.71%                 4.48%
  1.0000        3.86%++      130,559         0.60%+        4.72%+            0.74%+                4.58%+
----------------------------------------------------------------------------------------------------------------------------------



  0.9997        5.22%+       532,371         0.35%+        5.17%+            0.38%+                5.14%+
  0.9998        5.23%        885,946         0.35%         5.19%             0.42%                 5.12%
  0.9996        2.80%++      389,127         0.35%+        5.51%+            0.43%+                5.43%+
  0.9994        5.19%(6)     319,214         0.35%         5.11%             0.44%                 5.02%
  0.9993        3.38%        243,820         0.31%         3.33%             0.43%                 3.21%
  0.9999        3.25%+       175,713         0.05%+        3.19%+            0.56%+                2.68%+


  0.9998        4.96%+       343,127         0.60%+        4.90%+            0.63%+                5.02%+
  0.9998        4.98%        232,249         0.60%         4.94%             0.67%                 4.87%
  0.9996        2.68%++      121,750         0.60%+        5.25%+            0.69%+                5.16%+
  0.9994        2.47%++       11,372         0.60%+        5.46%+            0.71%+                5.35%+
----------------------------------------------------------------------------------------------------------------------------------


Notes to Financial Highlights

(1) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

(2) For the period June 2, 1992 (commencement of operations) through May
    31, 1993.

(3) For the period January 17, 1995 (initial offering date of Service Shares) through May 31, 1995.

(4) For the period March 22, 1995 (commencement of operations) through December 31, 1995.

(5) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31.

(6) If the Fund had not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 4.51%.

(7) For the period July 30, 1992 (commencement of operations) through June 30, 1993.

(8) For the period January 17, 1995 (initial offering date of Service Shares) through June 30, 1995.

 + Annualized.

++ Not Annualized.

[BACK COVER]                                                  CMSA - 6 97